Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net loss for the period	$ (2,039)	$ (3,450)	$ (3,484)	$ (2,671)
Items not affecting cash and cash equivalents:
Change in fair value of warrant liability		2,139		(331)
Transaction costs of warrants issued and expensed as finance cost				310
Utilization of provision (note 8)	1	(21)	20	(348)
Depreciation and amortization	36	39	72	146
Gain on modification of building lease		(34)		(219)
Share-based compensation costs	260	89	273	(23)
Employee future benefits (note 9)	50	50	99	99
Amortization of deferred revenues	(537)	(23)	(1,074)	(37)
Foreign exchange on items denominated in foreign currencies	(54)	(84)	212	(32)
Gain on disposal of property, plant and equipment	(1)	(2)	(1)	(2)
Other non-cash items	(114)	22	(85)	7
Interest accretion on lease liabilities	1	(4)	3	(15)
Payment of income taxes	(517)	(637)	(1,641)	(1,448)
Other asset	(82)		(82)
Changes in operating assets and liabilities (note 12)	(639)	(494)	1,008	(290)
Net cash used in operating activities	(3,635)	(2,410)	(4,680)	(4,854)
Cash flows from financing activities
Issuance of common shares (note 10)			34,200
Issuance of common shares and warrants (note 10)				4,500
Transaction costs (note 10)		(11)	(3,221)	(611)
Proceeds from exercise of warrants (note 10)	55		20,042
Payments on lease liabilities	(31)	(41)	(64)	(199)
Net cash provided by (used in) financing activities	24	(52)	50,957	3,690
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	1	6	1	6
Purchase of intangible assets			(490)
Purchase of property and equipment	(3)		(20)
Change in restricted cash equivalents		50		50
Net cash (used in) provided by investing activities	(2)	56	(509)	56
Effect of exchange rate changes on cash and cash equivalents	110	(33)	(171)	13
Net change in cash and cash equivalents	(3,503)	(2,439)	45,597	(1,095)
Cash and cash equivalents – Beginning of period	73,371	9,182	24,271	7,838
Cash and cash equivalents – End of period	$ 69,868	$ 6,743	$ 69,868	$ 6,743